EQUIPMENT LOANS (Details Narrative) - Computer equipment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Equipment loans expiration description	The Company has entered into loans for mining equipment maturing in between 2020 and 2021
Net carrying amount	$ 2,232	$ 559
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed interest rate		6.29%